BUSINESS COMBINATIONS (Details 5) (USD $)	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014 Concord [Member]	Jul. 01, 2011 Concord [Member]	Jun. 30, 2011 Concord [Member]
Business Acquisition [Line Items]
Cash and cash equivalents					$ 11,597,787
Accounts receivable					8,325,504
Other receivables					486,028
Advances to suppliers					485,583
Inventories					536,125
Prepaid expenses					48,098
Property, plant and equipment					4,009,933
Intangible assets					1,957,253
Total identifiable assets acquired					27,446,311
Accounts payable					4,379,465
Deferred revenue					696,452
Accrued payroll and related expenses					329,946
Income tax payable					2,284,070
Accrued liabilities					3,236,106
Deferred tax liabilities					553,432
Long-term bank loans					644,939
Total liabilities assumed					12,124,410
Net identifiable assets acquired					15,321,901
Goodwill	66,640,303	65,787,020	27,588,883	43,609,287	27,588,883
Net assets acquired					$ 42,910,784	$ 42,910,784